Future Minimum Annual Rentals, Excluding Percentage Rentals Non-cancelable Lease Terms Greater Than One Year (Detail) $ in Thousands	Apr. 30, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 312,193
2018	257,517
2019	199,045
2020	140,073
2021	80,692
After 2021	119,543
Operating Leases, Future Minimum Payments Due, Total	$ 1,109,063